Notes payable	12 Months Ended
Dec. 31, 2022
Borrowings [abstract]
Disclosure of borrowings [text block]
25.
Notes payable

	As at December 31,
	2021	2022
	RMB’million	RMB’million
Included in non-current liabilities
Notes payable	5,062	5,536

In September 2020, the Company issued two tranches of senior unsecured notes with an aggregate principal amount of US$800 million as set out below.

	Principal amount (US$’million)	Carrying amount at December 31, 2021 (RMB’million)	Carrying amount at December 31, 2022 (RMB’million)	Interest Rate (per annum)	Due
2025 Notes	300	1,903	2,082	1.375%	2025
2030 Notes	500	3,159	3,454	2.000%	2030
	800	5,062	5,536

Notes payable issued by the Company were recognized initially at fair value and subsequently carried at amortized cost.

The fair values of notes payable as at December 31, 2022 was US$644 million (equivalents to approximately RMB4,486 million). The fair values of notes payable are based on the quoted market prices at the end of reporting period. They are classified as level 1 fair values in the fair value hierarchy.

All the notes payable were included in non-current liabilities. Interest is payable semi-annually in arrears on and of each year, beginning in March 2021.